LOSS CONTINGENCIES IMPAIRMENTS SETTLEMENTS AND OTHER (Tables)	6 Months Ended
Jun. 30, 2013
Legal Settlements Acquisition And Restructuring Expenses And Impairment Tables [Abstract]
Legal settlements, impairment and restructuring charges
NOTE 11 – Legal settlements, impairments, restructuring and others:

Legal settlements, impairments, restructuring and others consisted of the following:

	Three months ended		Six months ended
	June 30,		June 30,
	2013	2012	2013	2012
	U.S. $ in millions
Legal settlements and reserves	$1,435	$(1)	$1,462	$18
Impairments of long-lived assets	49	8	64	95
Restructuring	23	21	64	61
Other expenses	32	27	34	30

Total	$1,539	$55	$1,624	$204